Leases (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Quantitative Information About Leases
The balance sheet shows the following amounts relating to leases:

	12/31/2020	12/31/2019
Sub-lease receivable
Rio de Janeiro Office - BM 336	2,963	5,600

Total	2,963	5,600

Current	2,963	2,883
Non-current	—	2,717

Total	2,963	5,600

Right of use assets
Rio de Janeiro Office - BM 336	82,117	79,101
São Paulo Office – JRA	4,987	6,012
NY Office - third Avenue	3,374	3,271

Total	90,478	88,384

Lease liabilities
Rio de Janeiro Office - BM 336	(96,507)	(92,444)
São Paulo Office – JRA	(5,972)	(6,933)
NY Office - third Avenue	(3,720)	(3,514)

Total	(106,199)	(102,891)

Current	(19,828)	(17,738)
Non-current	(86,371)	(85,153)

Total	(106,199)	(102,891)

Summary of Quantitative Information About Leases Costs
The statement of profit or loss shows the following amounts relating to leases:

	2020	2019	2018

Right of use assets depreciation	(8,586)	(10,521)	(11,447)
Financial expense	(12,209)	(11,980)	(11,609)

	(20,795)	(22,501)	(23,056)